Goodwill and Intangible Assets - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
International
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Revenue growth rate	6.80%
Steady growth rate	3.00%
United Kingdom
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Revenue growth rate	4.00%
Steady growth rate	3.00%
Excess of recoverable amount over carrying amount	$ 932,100,000
Australia
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Revenue growth rate	4.00%
Steady growth rate	2.00%
Excess of recoverable amount over carrying amount	$ 66,200,000
Discontinued Development and Other Projects
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment losses	2,900,000	$ 4,600,000
Accumulated amortization and impairments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment losses	2,872,000	5,373,000
Accumulated amortization and impairments | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment losses	$ 0	$ 799,000